Impairment loss on goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Impairment Loss On Goodwill
Schedule of fair value of identifiable assets and liabilities

The fair value of identifiable assets and liabilities of Bethesda Group as at the acquisition date were:

2025
S$

Purchase Consideration	10,339,950

Assets and liabilities recognised as a result of the acquisition:
Plant and equipment	613,330
Right-of-use assets	2,906,640
Deferred tax assets	34,700
Inventories	388,850
Trade and other receivables	1,344,120
Cash and cash equivalents	217,110
Lease liabilities	(2,906,640)
Deferred tax liabilities	(118,510)
Trade and other payables	(2,294,950)
Amount due to director	(193,950)
Net identifiable assets acquired	(9,300)
Add: Goodwill	10,349,250
Purchase consideration	10,339,950

Schedule of impairment testing carrying amount of goodwill

For the purposes of impairment testing, the carrying amount of the goodwill has been allocated to the respective clinics based on the revenue generated by each CGUs in the past 12 months as follows:

Clinics	Goodwill allocated S$
Bethesda Medical Clinic (Suntec)	3,721,673
Bethesda Medical Clinic (Grantral Mall-Macpherson)	1,812,274
Bethesda Medical Clinic (Toa Payoh)	1,632,637
Bethesda Medical Clinic (Beach Road)	1,185,408
Bethesda Medical Clinic (Margaret Drive)	847,978
Bethesda Medical Clinic (Tampines)	1,149,280
Total	10,349,250

Schedule of key assumptions used in the estimation of value	Key assumptions used in the estimation of value in use were as follows:
Discount rate	5.4%
Terminal growth rate	2%
Revenue growth rate for next five years	5%